Receivables - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 20,126	$ 21,472	$ 23,238
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	61	62
Current	10,913	11,811
Total	11,071	11,978	12,606
Retail [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,974	11,873
Retail [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	97	105
Retail [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	55	50
Retail [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	10
Retail [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	2
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	19	33
Current	8,230	8,596
Total	8,277	8,639
Retail [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,249	8,629
Retail [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	28	10
Retail [Member] | NAFTA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	19	31
Retail [Member] | NAFTA [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	22
Current	705	881
Total	747	961
Retail [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	723	903
Retail [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	24	58
Retail [Member] | EMEA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	14
Retail [Member] | EMEA [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	8
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	3
Current	1,531	1,762
Total	1,597	1,802
Retail [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,552	1,765
Retail [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	45	37
Retail [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	3
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	4
Current	447	572
Total	450	576
Retail [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	450	576
Retail [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Retail [Member] | APAC [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	2
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	93	127
Current	8,806	9,186
Total	8,978	9,400	$ 10,530
Wholesale [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,899	9,313
Wholesale [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	79	87
Wholesale [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	60	90
Wholesale [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	7
Wholesale [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	30
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	1
Current	3,957	4,079
Total	3,992	4,132
Wholesale [Member] | NAFTA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,959	4,080
Wholesale [Member] | NAFTA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	33	52
Wholesale [Member] | NAFTA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	1
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	42	76
Current	3,948	3,874
Total	3,990	3,956
Wholesale [Member] | EMEA [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,990	3,950
Wholesale [Member] | EMEA [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total		6
Wholesale [Member] | EMEA [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	72
Wholesale [Member] | EMEA [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	4
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Current	588	861
Total	590	862
Wholesale [Member] | LATAM [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	589	862
Wholesale [Member] | LATAM [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1
Wholesale [Member] | LATAM [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	48	49
Current	313	372
Total	406	450
Wholesale [Member] | APAC [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	361	421
Wholesale [Member] | APAC [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	45	29
Wholesale [Member] | APAC [Member] | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	16
Wholesale [Member] | APAC [Member] | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Wholesale [Member] | APAC [Member] | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 29	$ 30